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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3486

Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspoection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Report to Shareholders.

Semi-Annual Report (unaudited)

March 31, 2006

Mosaic Income Trust

Mosaic Arizona Tax-Free Fund

Mosaic Missouri Tax-Free Fund

Mosaic Virginia Tax-Free Fund

Mosaic Tax-Free National Fund

Mosaic Funds
www.mosaicfunds.com

Letter to Shareholders

The semi-annual period ended March 31, 2006 saw little movement in the value of the funds in Tax-Free Trust. The positive effect of tax-free yields in the 2.5% to 2.9% range was balanced by a decline in bond valuations as interest rates rose through the period. Six-month total returns were: -0.04% for Tax-Free National; -0.06% for Tax-Free Arizona; -0.15% for Tax-Free Missouri; and 0.03% for Tax-Free Virginia.

Over the same period, the Lipper General Municipal Debt Index was up 1.26%, as both very short and long-term municipal bonds outperformed the intermediate bonds we typically hold in the Funds. The Lipper Short-Intermediate Municipal Debt Index was up 0.54% for the period, while the Lipper Short Municipal Debt Index was up 1.00%. Meanwhile, the portion of the Lehman Brothers Municipal Bond Index that was 22-years in maturity or longer was up 1.78%. Over the past three months (the first quarter of 2006), despite the rise in rates, the long-end of the Muni market was up 0.75% while the short-intermediate side was down -0.12%, a result that is surprising, since other longer bonds, such as Treasuries, lost value over that period.

On the positive side, yields continued to move up over the past six months, with the funds' 30-day SEC yields ranging from 2.68% to 2.89%, and tax-equivalent yields of 4.34% to 4.72%.

Proxy Vote in Progress to Merge Tax-Free Arizona and Missouri.

As shareholders in Tax-Free Arizona and Tax-Free Missouri are aware, Mosaic’s Board of Trustees voted in February of this year to request the merger of these two funds into Tax-Free National. Shareholders in these funds are currently participating in a proxy collection, which would exchange their shares for a like value of Tax Free National shares. Should you have any questions on this issue, please call Mosaic’s national office at: 1-800-368-3195.

Economic Overview

As the most recent semi-annual period for Tax-Free Trust began, our expectations were for rising interest rates fueled by additional Fed tightening, and solid economic growth leading to upward pressure on inflation. As the period unfolded, these expectations played out as the Federal Reserve increased the Fed Funds Rate four times, from an initial 3.75% to 4.75%. Despite challenges from rising rates, and a tragic hurricane season, the economic expansion continued, and CPI inflation trended higher.

Economic growth was particularly strong in the first quarter of 2006, the second half of the period. While much of this growth can be attributed to a snap-back from the hurricane depressed levels seen in the fourth quarter of 2005, economic growth has averaged a respectable 3.5% over the past six months. Strong growth, along with expanding inflation expectations, helped push interest rates higher across all maturities, finishing the quarter near levels not seen for several years.

Mosaic Tax-Free Trust 1

Letter to Shareholders  March 31, 2006 (continued)

Outlook

We expect economic growth to continue through the remainder of 2006 at a more moderate pace. In addition, inflation pressures should continue to build. Industrial commodity prices are rising with inputs such as zinc and copper reaching new highs. Capacity utilization is now over 80%, approaching levels that have traditionally been inflationary. The unemployment rate has fallen to 4.7%. Rising input prices, higher capacity utilization and tighter labor markets are all classic signs of a maturing economic expansion, and the Fed has taken notice.

We will also be watching housing and energy prices closely. With a slowing housing market and higher energy prices, consumer spending patterns will likely be affected. These indicators will be key to future economic growth. Currently, most indicators continue to suggest economic growth both domestically and abroad. Resurgent growth abroad has led to rising short-term interest rates and Japan is set to begin to unwind its five-year-old "zero percent" interest rate policy. To the extent stronger results abroad persist, global bond yields may be entering a period of upward pressure. These competing factors are also putting upward pressure on our interest rates, which presents a challenge for the Fed going forward. With Fed Funds currently at 4.75%, monetary policy is generally considered to be "neutral," with each additional increase likely to dampen the economy. While much effort is devoted to interpreting each Federal Reserve comment, the risk that the Fed will go too far in its battle against inflation could become a concern.

Arizona Fund

A proxy vote is currently underway to merge Tax-Free Arizona into Tax-Free National. For more information, contact Mosaic at 1-800-368-3195.

Arizona continues to enjoy a strong, well-diversified service and tourism based economy. The State does not have a credit rating because it does not issue general obligation bonds. The Fund had a total return of -0.06% for the semi-annual period and the 30-day SEC yield was 2.68% as of March 31, 2006. The duration of the portfolio was 4.71 years while the average credit quality remained at AA. Purchases made during the period included Tempe, Arizona Excise Tax Revenue bonds and Arizona Transportation Board Highway Revenue bonds. Arizona ranked 26th in the country in terms of issuance on a year-to-date basis.

INDUSTRY DIVERSIFICATION AS OF MARCH 31, 2006 FOR MOSAIC ARIZONA FUND

2 Semi-annual Report   March 31, 2006

Letter to Shareholders  March 31, 2006 (continued)

Missouri Fund

A proxy vote is currently underway to merge Tax-Free Missouri into Tax-Free National. For more information, contact Mosaic at 1-800-368-3195.

Missouri has a broad-based and diversified economy that is service-sector oriented. The State's general obligation bonds are rated AAA. The Fund had a total return of -0.15% for the semi-annual period and the 30-day SEC yield was 2.70% as of March 31, 2006. The duration of the portfolio was 5.13 years while the average credit quality was maintained at AA. Purchases made during the period included Missouri State Board of Public Building Revenue bonds. Missouri ranked 20th in the country in terms of issuance on a year-to-date basis.

INDUSTRY DIVERSIFICATION AS OF MARCH 31, 2006 FOR MOSAIC MISSOURI FUND

Virginia Fund

The Commonwealth of Virginia maintains an AAA general obligation bond rating based on a well-diversified economy that emphasizes services and government. The Fund had a total return of 0.03% for the semi-annual period and the 30-day SEC yield was 2.89% as of March 31, 2006. The duration of the portfolio was 6.08 years while the average credit quality was maintained at AA. Purchases during the period included Stafford County Industrial Development Authority and Gloucester County Economic Development Authority for the Gloucester Court House. Virginia ranked 27th in the country in terms of issuance on a year-to-date basis.

INDUSTRY DIVERSIFICATION AS OF MARCH 31, 2006 FOR MOSAIC virginia FUND

Mosaic Tax-Free Trust 3

Letter to Shareholders • March 31, 2006 (concluded)

National Fund

The National Fund had a total return of -0.04% for the semi-annual period and the 30-day SEC yield was 2.87% as of March 31, 2006. The duration of the portfolio was 6.22 years while 79.30% of the portfolio held Moody's top Aaa rating. Purchases made during the period included Lincolnton Enterprises Systems, North Carolina and Charles Stewart Mott Community College in Michigan. The United States and its territories have issued $69.63 billion in muni bonds year-to-date through the end of March which represents a 29.2% decrease in volume over the same period last year.

STATE DIVERSIFICATION AS OF March 31, 2006 FOR MOSAIC NATIONAL FUND

We appreciate your confidence in Mosaic Funds and reaffirm our commitment to provide you with competitive returns to meet your investment objectives.

Sincerely,

(signature)

Michael J. Peters, CFA
Vice-President

4 Semi-annual Report   March 31, 2006

Mosaic Tax-Free Trust March 31, 2006

Arizona Fund - Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Market Value
Moody's	S&P
		LONG TERM MUNICIPAL BONDS: 95.3% of net assets

		EDUCATION: 24.6%
Aaa	AAA	Maricopa County Unified School District #41 (Gilbert), 5.8%, 7/1/14	$250,000	$281,490
Baa2	nr	Maricopa County, Unified School District #090 Saddle Mountain, 5%, 7/1/14	75,000	75,674
Aaa	AAA	Mohave County Elementary School District #16 (Mohave Valley) (MBIA Insured), 5.375%, 7/1/13	100,000	102,187
Aaa#	AAA	Mohave County Elementary School District #1 (Lake Havasu) (FGIC Insured) (Prerefunded 7/1/07 @ 100), 5.9%, 7/1/15	50,000	50,792
Aaa	AAA	Northern Arizona University, 5%, 9/1/23	150,000	156,395
Aaa	AAA	Pima County, Arizona School District, (MBIA Insured), 5%, 7/1/09	25,000	25,343
Aaa	AAA	Pima County Unified School District #10 (Amphitheater), (FGIC Insured), 5.1%, 7/1/11	190,000	198,333
Aaa	AAA	University of Arizona, (AMBAC Insured), 5%, 6/1/17	125,000	130,782
Aaa	AAA	University of Arizona Board of Regents, (FGIC Insured), 5.8%, 6/1/24	275,000	295,048

		GENERAL OBLIGATION: 4.9%
Aa3	AA	Tucson Recreational Facility Improvements, 5.25%, 7/1/19	250,000	261,710

		HOSPITAL: 7.8%
Aaa#	AAA	Arizona Health Facilities Authority, Hospital Revenue (Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	155,000	159,695
Aaa	AAA	Pima County Industrial Development Authority Revenue (Refunding Bonds), 5.625%, 4/1/14	250,000	259,427

		HOUSING: 0.6%
Aaa	nr	Maricopa County Industrial Development Authority, Single Family Mortgage Revenue, 4.3%, 12/1/06	30,000	29,862

		INDUSTRIAL DEVELOPMENT: 1.9%
Aaa	AAA	Phoenix Civic Improvement Corp. Excise Tax, 4.5%, 7/1/08	100,000	101,914

		LEASING AND OTHER FACILITIES: 24.7%
Aaa	AAA	Arizona Board of Regents Certificate Participation, (AMBAC Insured), 5.5%, 6/1/13	320,000	345,392
Baa1	nr	Arizona Tourism & Sports Authority Tax Revenue Bond, 5%, 7/1/16	100,000	101,448
A1	A+	Greater Arizona Development Authority Infrastructure Revenue Bond, 4.85%, 8/1/20	300,000	305,532
Aaa	nr	Maricopa County Public Corp. Lease Revenue Bond, (AMBAC Insured), 5.5%, 7/1/10	245,000	262,339
Aaa	nr	Maricopa County Public Corp. Lease Revenue Bond, (AMBAC Insured), 5.5%, 7/1/10	35,000	37,434
Aaa	nr	Maricopa County Stadium Revenue Bond, (AMBAC Insured), 5.25%, 6/1/12	250,000	269,433

		REVENUE: 4.4%
Aa2	AA+	Tempe Excise Tax Revenue, 5%, 7/1/20	225,000	237,769

		TRANSPORTATION: 16.6%
Aa3	AA-	Arizona Transportation Board, Grant Antic, 5%, 7/1/13	135,000	144,017
Aa1	AAA	Arizona Transportation Board, Highway Revenue Tolls, 5.25%, 7/1/19	215,000	233,303
Aaa	AAA	Flagstaff Street and Highway User Revenue, Junior Lien (FGIC Insured), 5.9%, 7/1/10	300,000	325,899
Aaa	AAA	Mesa Street and Highway Revenue Bond, (FSA Insured), 4%, 7/1/14	130,000	130,065
Aaa	AAA	Phoenix Street and Highway User Revenue Bond (FGIC Insured), 5.25%, 7/1/10	50,000	53,052

		WATER AND SEWER: 9.8%
Aa3	AA	Buckeye Water and Sewer Improvements, 5.45%, 1/1/10	235,000	246,625
Aaa	AAA	Mesa Recreational, Water and Sewer Improvements (FGIC Insured), 6.5%, 7/1/10	250,000	277,420

		TOTAL INVESTMENTS (Cost $4,941,996)		$5,098,380

		CASH AND RECEIVABLES LESS LIABILITIES: 4.7% of net assets		248,771

		NET ASSETS: 100%		$5,347,151

The Notes to Financial Statements are an integral part of these statements.

6 Semi-annual Report   March 31, 2006

Mosaic Tax-Free Trust March 31, 2006

Missouri Fund - Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Market Value
Moody's	S&P
		LONG TERM MUNICIPAL BONDS: 97.1% of net assets

		EDUCATION: 31.1%
Aaa	AAA	Jackson County Reorg School District #7, Lees Summit, (FSA Insured), 5.25%, 3/1/14	$300,000	$322,641
Aa2	nr	Jefferson County School District, 6.7%, 3/1/11	200,000	216,104
Aaa	AAA	Mehlville School District R-9, Certificate Participation, (FSA Insured), 5%, 9/1/19	300,000	313,173
nr	AA+	Normandy School District General Obligation, 5.4%, 3/1/18	325,000	335,244
Aa1	AA+	North Kansas City School District, 4.25%, 3/1/16	300,000	303,213
Aa1	AA+	Platte County School District Park Hill, 5.5%, 3/1/14	300,000	305,130
nr	AA+	Polk County School District R-1 Bolivar, 5%, 3/1/21	110,000	116,394
Aaa	AAA	St. Louis Board of Education, 5.5%, 4/1/10	275,000	293,832

		GENERAL OBLIGATION: 4.7%
Aa2	nr	Lees Summit, 4.7%, 4/1/21	325,000	332,774

		HOUSING: 10.0%
Aa3	AA	Puerto Rico Housing Finance Authority, 4.5%, 12/1/09	150,000	153,597
nr	AAA#	St. Louis County Mortgage Revenue (AMT), 5.65%, 2/1/20	500,000	558,665

		LEASING AND OTHER FACILITIES: 31.1%
A1	nr	Greene County Certificate Participation, 5.25%, 7/1/11	300,000	317,346
Aa3	nr	Jackson County Missouri, Public Building Corp. Leasehold Revenue, 5.1%, 11/1/12	200,000	209,478
Aaa	AAA	Missouri Development Financial Board Cultural Facilities Revenue Bond, (MBIA Insured), 5.25%, 12/1/17	350,000	373,023
Baa1	BBB+	Missouri Development Financial Board Infrastructure Facilities Revenue Bond, 4.3%, 12/1/12	225,000	219,519
Aa1	AA+	Missouri State Board Public Buildings, 4%, 12/1/10	75,000	76,079
Aaa	AAA	Springfield Public Building Corp. Leasehold Revenue Bond, 5.8%, 6/1/13	275,000	296,381
Aaa	nr	St Louis Municipal Finance Corporation, Leasehold Revenue Bond (AMBAC Insured), 5.75%, 2/15/17	300,000	324,867
Aaa	AAA	St Louis Parking Facilities Revenue (MBIA Insured), 5.375%, 12/15/06	375,000	386,767

		POLLUTION CONTROL REVENUE: 3.3%
A1	A+	St Louis Industrial Development Authority Pollution Control Revenue, 6.65%, 5/1/16	200,000	235,576

		PUBLIC IMPROVEMENTS: 4.7%
Aa1	AA+	Missouri State Board Public Buildings, 5.5%, 10/15/13	300,000	330,636

		TRANSPORTATION: 10.2%
Aaa	AAA	Bi State Development Agency, Missouri, Illinois Metropolitan District Revenue, Metrolink Cross County Project B (FSA Insured), 5.25%, 10/1/09	300,000	315,591
Aa2	AAA	Missouri State Highway & Transportation, Street & Road Revenue, 5.25%, 2/1/20	250,000	264,805
nr	AA-	Platte County Industrial Development Authority, Zona Rosa Retail Project, 3.75%,12/1/13	150,000	144,032

		WATER AND SEWER: 2.0%
Aaa	nr	Jefferson County Public Water Supply District Number C-1 (AMBAC Insured), 5.25%, 12/1/16	130,000	140,194

		TOTAL INVESTMENTS (Cost $6,590,143)		$6,885,061

		CASH AND RECEIVABLES LESS LIABILITIES: 2.9% of net assets		206,250

		NET ASSETS: 100%		$7,091,311

The Notes to Financial Statements are an integral part of these statements.

8 Semi-annual Report   March 31, 2006

Mosaic Tax-Free Trust March 31, 2006

Virginia Fund - Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Market Value
Moody's	S&P
		LONG TERM MUNICIPAL BONDS: 98.2% of net assets

		EDUCATION: 12.4%
Aa1	AA+	Fairfax County Economic Development Authority, Facilities Revenue, 6%, 4/1/21	$1,000,000	$1,057,080
A2	nr	Loudoun County Industrial Development Authority, University Facilities Revenue (George Washington University), 6.25%, 5/15/22	500,000	500,890
nr	A	Roanoke County Industrial Development Authority, (Hollins College), 5.25%, 3/15/23	900,000	936,972
Aa2	AA	Virginia College Building Authority, Educational Facilities Revenue (Washington And Lee University), 5.75%, 1/1/14	20,000	20,027
Aaa	AAA	Virginia Polytech Institute & State University Revenue, 5%, 6/1/14	775,000	834,590

		GENERAL OBLIGATION: 20.7%
Aaa	AAA	Alexandria, 5%, 1/1/16	200,000	216,324
Aaa#	AAA	Culpepper County, (Prerefunded 1/15/10 @ 101), 6%, 1/15/21	500,000	545,075
Aaa#	AA+	Loudoun County, (Prerefunded 5/1/12 @ 100), 5.25%, 5/1/13	620,000	667,976
Aaa	AA+	Loudoun County, 5.25%, 5/1/13	130,000	139,840
Aaa	AA+	Loudoun County, 5%, 10/1/13	500,000	537,435
Aa3	AA	Lynchburg, 5.7%, 6/1/25	1,170,000	1,270,760
Aa2	AA	Newport News, 5%, 5/1/18	820,000	868,405
Aaa	AAA	Richmond, 5%, 7/15/23	750,000	790,470
Aa1	AA+	Virginia Beach, 5%, 3/1/12	540,000	575,149

		HOSPITAL: 9.6%
Aaa	AAA	Danville Industrial Development Authority, Hospital Revenue (Danville Regional Medical Center) (AMBAC Insured), 5%, 10/1/10	250,000	262,905
Aa2	AA+	Fairfax County Industrial Development Authority Revenue Bond, 6%, 8/15/26	500,000	514,465
Aaa	AAA	Hanover County Industrial Development Authority, Revenue Bon Secours Health System (MBIA Insured), 6%, 8/15/10	640,000	696,333
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Carilion Health Systems) (MBIA Insured), 5.5%, 7/1/16	500,000	543,030
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Roanoke Memorial Hospitals) (MBIA Insured), 6.125%, 7/1/17	500,000	582,395
		HOUSING: 7.0%
nr	AAA	Fairfax County Redevelopment & Housing Authority, Multi-Family Housing Revenue (Castel Lani Project) (FHA Insured), 5.5%, 4/1/28	425,000	434,754
Aa3	AA	Puerto Rico Housing Finance Authority, 4.5%, 12/1/09	150,000	153,597
nr	AAA	Suffolk Redevelopment & Housing Authority, Multi-Family Housing Revenue, 5.6%, 2/1/33	1,250,000	1,302,337

		INDUSTRIAL DEVELOPMENT: 9.4%
Aaa	nr	Fairfax County Economic Development Authority (National Wildlife Assoc.), 5.25%, 9/1/19	1,000,000	1,058,950
nr	AAA	Gloucester County Economid Development Authority, Lease Revenue (Courthouse Project) (MBIA Insured), 4.375%, 11/1/25	500,000	493,190
Aaa	AAA	Stafford County Industrial Development Authority Revenue, Municipal League Association, 4.5%, 8/1/25	1,000,000	989,760

		LEASING AND OTHER FACILITIES: 12.7%
Aa1	AA+	Arlington County Industrial Development Authority Lease Revenue, 5%, 8/1/14	500,000	536,900
Aaa	AAA	Portsmouth Industrial Development Authority Revenue, Hotel Conference Center & Parking, 5.125%, 4/1/17	1,000,000	1,043,730
Aaa	nr	Prince William County, County Facility (AMBAC Insured), 5%, 6/1/22	750,000	788,767
Aaa	nr	Richmond Industrial Development Authority Government Facilities, 5%, 7/15/13	1,000,000	1,071,680

		MUNICIPAL OTHER: 9.8%
Aaa	AAA	Riverside Regional Jail Authority Revenue, 5%, 7/1/16	500,000	532,285
Aaa	AAA	Southeastern Public Service Authority Revenue, 5%, 7/1/15	1,000,000	1,073,350
Aa1	AA+	Virginia State Public Building Authority, Public Facilities Revenue, 5%, 8/1/18	1,000,000	1,031,550

		TRANSPORTATION: 7.4%
Aaa	AAA	Richmond Metropolitan Authority Expressway Revenue, (FGIC Insured), 5.25%, 7/15/12	350,000	378,696
Aa2	AA	Virginia Commonwealth Transportation Board, 5%, 9/27/12	750,000	799,995
Aa2	AA	Virginia State Resources Authority Infrastructure Revenue, 4.75%, 5/1/17	800,000	827,680

		WATER & WASTE: 9.2%
Aaa	AAA	Frederick Regional Sewer System Revenue, (AMBAC), 5%, 10/1/15	570,000	615,104
Aaa	AAA	Henry County Water & Sewer Revenue, (FSA Insured), 5.25%, 11/15/13	700,000	763,609
Aaa	AAA/A-1	Upper Occoquan Sewer, Regional Sewer Revenue, (MBIA Insured), 5.15%, 7/1/20	1,000,000	1,103,230

		TOTAL INVESTMENTS (Cost $25,900,276)		$26,559,285

		CASH AND RECEIVABLES LESS LIABILITIES: 1.8% of net assets		476,809

		NET ASSETS: 100%		$27,036,094

The Notes to Financial Statements are an integral part of these statements.

Mosaic Tax-Free Trust 11

Mosaic Tax-Free Trust March 31, 2006

National Fund - Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Market Value
Moody's	S&P
		LONG TERM MUNICIPAL BONDS: 98.4% of net assets

		ARIZONA: 0.5%
Aa3#	AA	Tucson Recreational, (Prerefunded 7/1/09 @ 100), 5.25%. 7/1/18	$100,000	$104,684

		FLORIDA: 14.8%
Aaa	nr	First Florida Government Community Revenue Bond, (AMBAC Insured), 5.5%, 7/1/16	1,000,000	1,116,040
Aaa	AAA	Palm Beach County Solid Waste Authority Revenue Bond, (AMBAC Insured), 6%, 10/1/10	1,100,000	1,197,108
Aaa	AAA	Peace River, Manasota Regional Water Supply Authority Revenue Bond (FSA Insured), 5%, 10/1/23	750,000	785,190

		ILLINOIS: 9.9%
Aaa#	AAA	Chicago Board of Education, (Prerefunded 12/01/07 @ 102), 5.8%, 12/1/17	600,000	634,257
Aaa	AAA	Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20	300,000	370,416
Aaa	AAA	University of Illinois Certificates, Utility Infrastructure Projects (MBIA Insured), 5.75%, 8/15/09	1,000,000	1,063,860

		KANSAS: 2.6%
Aa2	AA+	Kansas State Department of Transportation, Hwy Revenue, 6.125%, 9/1/09	500,000	538,440

		MARYLAND: 1.0%
Aa1	AA+	Anne Arundel County, Solid Waste Projects (AMT), 5.5%, 9/1/16	100,000	101,676
Aaa#	AAA	Maryland State Transportation Authority, Transportation Facilities Project Revenue, 6.8%, 7/1/16	90,000	102,649

		MASSACHUSETTS: 5.6%
Aa2	AA	Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14	1,000,000	1,172,820

		MICHIGAN: 5.8%
Aaa	AAA	Charles Stewart Mott Community College, (MBIA Insured), 5%, 5/1/18	720,000	764,172
Aaa	AAA	Redford United School District, (AMBAC Insured), 5%, 5/1/22	410,000	446,535

		MINNESOTA: 0.3%
Aa1	AA+	Minnesota State Housing Finance Agency, Housing Revenue (Single-Family Mortgage) (AMT), 6.25%, 7/1/26	65,000	66,110

		MISSISSIPPI: 6.0%
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 7.75%, 2/1/14	500,000	621,410
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 8.5%, 2/1/13	500,000	632,795

		MISSOURI: 5.0%
Aa1	AA+	Missouri State Health & Educational Facilities Authority Revenue Bond, 5%, 11/1/09	1,000,000	1,045,830

		NEW JERSEY: 4.7%
Aaa#	AAA	New Jersey State Turnpike Authority Revenue, 6.5%, 1/1/16	850,000	984,793

		NORTH CAROLINA: 18.6%
Aaa	nr	Broad River, Water Authority, Water System Revenue Bond, 5%, 6/1/22	900,000	940,977
Aaa	AAA	Lincolnton Enterprise Systems Revenue Bond, 5%, 5/1/17	800,000	851,568
Aaa	AAA	Macon County, 5%, 6/1/13	500,000	535,965
Aa2	AA+	Raleigh, Certificate Participation, Leasing Revenue, 4.75%, 6/1/25	590,000	603,181
Aaa	AAA	University North Carolina Systems, (AMBAC Insured), 5.25%, 4/1/21	890,000	956,679

		NORTH DAKOTA: 2.7%
Baa2	nr	Grand Forks Health Care Systems Revenue Bond, 7.125%, 8/15/24	500,000	554,480

		PENNSYLVANIA: 5.6%
Aaa	AAA	Lehigh County General Obligation (Lehigh Valley Hospital) (MBIA Insured), 7%, 7/1/16	1,000,000	1,171,640

		PUERTO RICO: 1.0%
Aa3	AA	Puerto Rico Housing Finance Authority, 4.5%, 12/1/09	200,000	204,796

		TEXAS: 4.5%
Aaa	AAA	Lower Colorado River Authority, Utility Revenue, (AMBAC Insured), 6%, 1/1/17	305,000	354,910
nr	AAA	New Braunfels Independent School, 5%, 2/1/20	570,000	595,052

		VIRGINIA: 5.1%
Aaa	AAA	Hanover County Industrial Development Authority Hospital (Bon Secours Health Systems) (MBIA Insured), 6%, 8/15/10	500,000	544,010
Aaa	AAA	Riverside Regional Jail Authority Revenue, 5%, 7/1/16	500,000	532,285

		WASHINGTON: 4.7%
Aaa	AAA	Grays Harbor County Public Utility #001, Electric Revenue Bond, 5.25%, 7/1/24	605,000	646,019
Aaa	AAA	King County School District #415 Kent, (FSA Insured), 5.5%, 6/1/16	300,000	334,056

		TOTAL INVESTMENTS (Cost $ 19,976,961)		$20,574,403

		CASH AND RECEIVABLES LESS LIABILITIES: 1.6% of net assets		342,796

		NET ASSETS: 100%		$20,917,199

Notes to Portfolios of Investments:

# - Refunded or escrowed to maturity

AMBAC - American Municipal Bond Assurance Corporation

AMT - Subject to Alternative Minimum Tax

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA- Federal Security Assistance

MBIA- Municipal Bond Investors Assurance Corporation

Moody's - Moody's Investors Service, Inc.

nr - Not rated

S&P - Standard & Poor's Corporation

*Credit ratings are unaudited

The Notes to Financial Statements are an integral part of these statements.

14 Semi-annual Report   March 31, 2006

Mosaic Tax-Free Trust   March 31, 2006

Statements of Assets and Liabilities (unaudited)

	Arizona Fund	Missouri Fund	Virginia Fund	National Fund
ASSETS
Investment securities, at value* (Note 1)	$5,098,380	$6,885,061	$26,559,285	$20,574,403
Cash	187,951	123,985	112,621	51,918
Receivables
Interest	68,774	89,552	373,737	301,315
Capital shares sold	--	--	--	250
Total assets	5,355,105	7,098,598	27,045,643	20,927,886

LIABILITIES
Payables
Dividends	4,447	4,564	5,811	5,946
Capital shares redeemed	890	106	--	1,003
Independent trustee and auditor fees	2,617	2,617	3,738	3,738
Total liabilities	7,954	7,287	9,549	10,687

NET ASSETS	$5,347,151	$7,091,311	$27,036,094	$20,917,199

Net assets consists of:
Paid in capital	$5,164,992	$6,815,369	$26,369,859	$20,209,008
Accumulated net realized gains (losses)	25,775	(18,976)	7,226	110,749
Net unrealized appreciation on investments	156,384	294,918	659,009	597,442
Net assets	$5,347,151	$7,091,311	$27,036,094	$20,917,199

CAPITAL SHARES OUTSTANDING
An unlimited number of capital shares, without par value, are authorized (Note 7)	516,818	666,213	2,352,247	1,925,645
NET ASSET VALUE PER SHARE	$10.35	$10.64	$11.49	$10.86
* INVESTMENT SECURITIES, AT COST	$4,941,996	$6,590,143	$25,900,276	$19,976,961

The Notes to Financial Statements are an integral part of these statements.

Mosaic Tax-Free Trust 15

Mosaic Tax-Free Trust

Statements of Operations (unaudited)

For the period ended March 31, 2006

	Arizona Fund	Missouri Fund	Virginia Fund	National Fund
INVESTMENT INCOME (Note 1)
Interest income	$129,271	$168,940	$602,914	$475,805

EXPENSES (Notes 2 and 3)
Investment advisory fees	17,592	23,410	87,520	66,307
Other expenses	10,837	14,420	50,412	42,437
Independent trustee and auditor fees	2,992	2,992	4,488	4,488
Total expenses	31,421	40,822	142,420	113,232

NET INVESTMENT INCOME	97,850	128,118	460,494	362,573

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	27,792	17,796	7,226	154,208
Change in net unrealized depreciation of investments	(131,522)	(155,061)	(442,478)	(511,647)

NET LOSS ON INVESTMENTS	(103,730)	(137,265)	(435,252)	(357,439)

TOTAL INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,880)	$(9,147)	$25,242	$5,134

The Notes to Financial Statements are an integral part of these statements.

16 Semi-annual Report   March 31, 2006

Mosaic Tax-Free Trust

Statements of Changes in Net Assets

	Arizona Fund		Missouri Fund
	(unaudited) Six-Months Ended March 31, 2006	Year Ended Sept. 30, 2005	(unaudited) Six-Months Ended March 31, 2006	Year Ended Sept. 30, 2005
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$97,850	$206,378	$128,118	$279,145
Net realized gain on investments	27,792	14,514	17,796	26,006
Net unrealized depreciation on investments	(131,522)	(161,226)	(155,061)	(179,413)
Total increase (decrease) in net assets resulting from operations	(5,880)	59,666	(9,147)	125,738

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(97,850)	(206,378)	(128,118)	(279,145)
From net capital gains	(16,531)	(2,081)	--	--
Total distributions	(114,381)	(208,459)	(128,118)	(279,145)

CAPITAL SHARE TRANSACTIONS (Note 7)	(314,680)	(382,269)	(377,283)	(475,455)

TOTAL DECREASE IN NET ASSETS	(434,941)	(531,062)	(514,548)	(628,862)

NET ASSETS
Beginning of year	$5,782,092	$6,313,154	$7,605,859	$8,234,721
End of year	$5,347,151	$5,782,092	$7,091,311	$7,605,859

The Notes to Financial Statements are an integral part of these statements.

Mosaic Tax-Free Trust 17

Statements of Changes in Net Assets (concluded)

	Virginia Fund		National Fund
	(unaudited) Six-Months Ended March 31, 2006	Year Ended Sept. 30, 2005	(unaudited) Six-Months Ended March 31, 2006	Year Ended Sept. 30, 2005
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$460,494	$904,512	$362,573	$735,603
Net realized gain on investments	7,226	39,856	154,208	107,954
Net unrealized depreciation on investments	(442,478)	(408,050)	(511,647)	(573,777)
Total increase in net assets resulting from operations	25,242	536,318	5,134	269,780

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(460,494)	(904,512)	(362,573)	(735,603)
From net capital gains	(29,699)	(179,348)	(110,965)	--
Total distributions	(490,193)	(1,083,860)	(473,538)	(735,603)

CAPITAL SHARE TRANSACTIONS (Note 7)	(147,679)	39,592	(190,640)	(483,527)

TOTAL DECREASE IN NET ASSETS	(612,630)	(507,950)	(659,044)	(949,350)

NET ASSETS
Beginning of year	$27,648,724	$28,156,674	$21,576,243	$22,525,593
End of year	$27,036,094	$27,648,724	$20,917,199	$21,576,243

The Notes to Financial Statements are an integral part of these statements.

18 Semi-annual Report  March 31, 2006

Financial Highlights

Selected data for a share outstanding for the periods indicated.

ARIZONA FUND

	Six-Months Ended March 31,	Year Ended September 30,
	2006*	2005	2004	2003	2002
Net asset value, beginning of year	$10.57	$10.84	$10.96	$11.00	$10.63
Investment operations:
Net investment income	0.18	0.37	0.37	0.38	0.39
Net realized and unrealized gain (loss) on investments	(0.19)	(0.27)	(0.12)	(0.04)	0.37
Total from investment operations	(0.01)	0.10	0.25	0.34	0.76
Less distributions from:
net investment income	(0.18)	(0.37)	(0.37)	(0.38)	(0.39)
net capital gains	(0.03)	--	--	--	--
Total distributions	(0.21)	(0.37)	(0.37)	(0.38)	(0.39)
Net asset value, end of year	$10.35	$10.57	$10.84	$10.96	$11.00
Total return (%)	(0.06)	0.97	2.38	3.17	7.37
Ratios and supplemental data
Net assets, end of year (in thousands)	$5,347	$5,782	$6,313	$6,605	$6,801
Ratio of expenses to average net assets (%)	1.11[1]	1.11	1.11	1.11	1.11
Ratio of net investment income to average net assets (%)	3.47[1]	3.44	3.45	3.47	3.69
Portfolio turnover (%)	15	0	3	5	15

MISSOURI FUND

	Six-Months Ended March 31,	Year Ended September 30,
	2006*	2005	2004	2003	2002
Net asset value, beginning of year	$10.84	$11.05	$11.08	$11.24	$10.72
Investment operations:
Net investment income	0.18	0.38	0.38	0.40	0.41
Net realized and unrealized gain (loss) on investments	(0.20)	(0.21)	(0.03)	(0.16)	0.52
Total from investment operations	(0.02)	0.17	0.35	0.24	0.93
Less distributions from net investment income	(0.18)	(0.38)	(0.38)	(0.40)	(0.41)
Net asset value, end of year	$10.64	$10.84	$11.05	$11.08	$11.24
Total return (%)	(0.15)	1.56	3.23	2.24	8.96
Ratios and supplemental data
Net assets, end of year (in thousands)	$7,091	$7,606	$8,235	$7,841	$8,569
Ratio of expenses to average net assets (%)	1.09[1]	1.08	1.08	1.09	1.08
Ratio of net investment income to average net assets (%)	3.41[1]	3.45	3.45	3.63	3.85
Portfolio turnover (%)	17	0	2	17	21

The Notes to Financial Statements are an integral part of these statements.

Mosaic Tax-Free Trust 19

Financial Highlights (concluded)

Selected data for a share outstanding for the periods indicated.

VIRGINIA FUND

	Six-Months Ended March 31,	Year Ended September 30,
	2006*	2005	2004	2003	2002
Net asset value, beginning of year	$11.69	$11.92	$12.06	$12.16	$11.70
Investment operations:
Net investment income	0.19	0.38	0.41	0.45	0.48
Net realized and unrealized gain (loss) on investments	(0.19)	(0.15)	--	(0.05)	0.46
Total from investment operations	--	0.23	0.41	0.40	0.94
Less distribution from:
net investment income	(0.19)	(0.38)	(0.41)	(0.45)	(0.48)
net capital gains	(0.01)	(0.08)	(0.14)	(0.05)	--
Total distributions	(0.20)	(0.46)	(0.55)	(0.50)	(0.48)
Net asset value, end of year	$11.49	$11.69	$11.92	$12.06	$12.16
Total return (%)	0.03	1.94	3.46	3.35	8.22
Ratios and supplemental data
Net assets, end of year (in thousands)	$27,036	$27,649	$28,157	$29,681	$30,080
Ratio of expenses to average net assets (%)	1.01[1]	1.02	1.02	1.01	1.01
Ratio of net investment income to average net assets (%)	3.28[1]	3.22	3.41	3.72	4.05
Portfolio turnover (%)	13	12	16	31	27

NATIONAL FUND

	Six-Months Ended March 31,	Year Ended September 30,
	2006*	2005	2004	2003	2002
Net asset value, beginning of year	$11.11	$11.35	$11.45	$11.53	$10.97
Investment operations:
Net investment income	0.19	0.37	0.38	0.38	0.41
Net realized and unrealized loss on investments	(0.19)	(0.24)	(0.27)	(0.10)	(0.08)
Total from investment operations	--	0.13	0.28	0.30	0.97
Less distribution from:
net investment income	(0.19)	(0.37)	(0.38)	(0.38)	(0.41)
net capital gains	(0.06)	--	--	--	--
Total distributions	(0.25)	(0.37)	(0.38)	(0.38)	(0.41)
Net asset value, end of year	$10.86	$11.11	$11.35	$11.45	$11.53
Total return (%)	(0.04)	1.19	2.47	2.72	9.08
Ratios and supplemental data
Net assets, end of year (in thousands)	$20,917	$21,576	$22,526	$23,489	$24,274
Ratio of expenses to average net assets (%)	1.06[1]	1.07	1.07	1.07	1.07
Ratio of net investment income to average net assets (%)	3.41[1]	3.31	3.31	3.37	3.70
Portfolio turnover (%)	27	9	28	21	56

*Unaudited
1Annualized

The Notes to Financial Statements are an integral part of these statements.

20 Semi-annual Report   March 31, 2006

Notes to Financial Statements (unaudited)

1. Summary of Significant Accounting Policies. Mosaic Tax-Free Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains four separate funds (described in the following sentences and defined as the "Funds") which invest principally in securities exempt from federal income taxes, commonly known as "municipal" securities. The Arizona, Missouri and Virginia Funds (the "State Funds") invest solely in securities exempt from both federal and state income taxes in their respective states. The National Fund invests in securities exempt from federal taxes. The National Fund and the State Funds invest in intermediate and long-term securities. Because the Trust is 100% no-load, the shares of each fund are offered and redeemed at the net asset value per share.

Securities Valuation: The State and National Funds value securities having maturities of 60 days or less at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available are valued at the mean between their bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and Federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method.

Distribution of Income and Gains: Distributions are recorded on the ex-dividend date. Net investment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders monthly. Capital gain distributions, if any, are declared and paid annually at calendar year-end. Additional distributions may be made if necessary. Distributions paid during the years ended March 31, 2006 and 2004 were identical for book purposes and tax purposes.

The tax character of distributions paid for the Virginia Fund was $10,506 short-term and $168,842 long-term for the year ended September 30, 2005 and $0 short-term and $332,133 long-term the year ended September 30, 2004. The Arizona Fund distributed $0 short-term and $2,081 long-term for the year ended September 30, 2005 and had no taxable short-term or long-term capital gain distributions for the year ended September 30, 2004. The Missouri and National Funds distributed no taxable short-term or long-term capital gains as of the years ended September 30, 2006 and 2004.

As of March 31, 2006 the components of distributable earnings on a tax basis were as follows:

Arizona Fund:

Accumulated net realized gains	$25,775
Net unrealized appreciation on investments	156,384
$182,159

Missouri Fund:

Accumulated net realized losses	$(18,976)
Net unrealized appreciation on investments	294,918
$275,942

Mosaic Tax-Free Trust 21

Notes to Financial Statements (continued)

Virginia Fund:

Accumulated net realized gains	$7,226
Net unrealized appreciation on investments	659,009
$666,235

National Fund:

Accumulated net realized gains	$110,749
Net unrealized appreciation on investments	597,442
$608,191

Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.

Income Tax: No provision is made for Federal income taxes since it is the intention of the Funds to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal Income Taxes. As of September 30, 2005, capital loss carryovers available to offset future capital gains for federal income tax purposes were $36,772 for the Missouri Fund expiring September 30, 2008.

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc. (the "Advisor"), earns an advisory fee equal to 0.625% per annum of the average net assets of the Funds. The fees are accrued daily and are paid monthly.

3. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for each Fund to have all necessary operational and support services for a fee based on a percentage of average net assets, other than the expenses of the Trust's Independent Trustees and auditor ("Independent Service Providers") which are paid directly based on cost. For the six-months ended March 31, 2006, the services fee was based on the following percentage of average net assets: 0.39% for the Arizona Fund; 0.39% for the Missouri Fund; 0.36% for the Virginia Fund and 0.40% for the National Fund. The amounts paid by each fund directly for Independent Service Providers fees for the year was $2,992, $2,992, $4,488 and $4,488 for the Arizona, Missouri, Virginia and National Funds, respectively.

4. Fund Expenses.

Example: This Example is intended to help you understand your costs (in dollars) of investing in a Mosaic Tax-Free Trust fund and to compare these costs with the costs of investing in other mutual funds. See footnotes 2 and 3 above for an explanation of the types of costs charged by the funds. This Example is based on an investment of $1,000 invested on October 1, 2005 and held for the six-months ended March 31, 2006.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account

22 Semi-annual Report   March 31, 2006

Notes to Financial Statements (continued)

value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled "Expenses Paid During the Period."

Based on Actual Total Return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3]
Arizona Fund	(0.06)%	$1,000.00	$999.42	1.11%	$5.55
Missouri Fund	(0.15)%	$1,000.00	$998.54	1.09%	$5.42
Virginia Fund	0.03%	$1,000.00	$1,000.26	1.01%	$5.06
National Fund	(0.04)%	$1,000.00	$999.57	1.06%	$5.31
[1]For the six months ended March 31, 2006.
[2]Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value.
[3]Expenses are equal to the respective Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical Example for Comparison Purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not any fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in a Mosaic Tax-Free Trust Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Mosaic Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Based on Hypothetical Total Return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period[2]
Arizona Fund	5.00%	$1,000.00	$1,025.19	1.11%	$5.62
Missouri Fund	5.00%	$1,000.00	$1,025.19	1.09%	$5.49
Virginia Fund	5.00%	$1,000.00	$1,025.19	1.01%	$5.12
National Fund	5.00%	$1,000.00	$1,025.19	1.06%	$5.38
[1]For the six months ended March 31, 2006.
[2]Expenses are equal to the respective Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Mosaic Tax-Free Trust 23

Notes to Financial Statements (continued)

5. Aggregate Cost and Unrealized Appreciation. The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are stated as follows as of March 31, 2006:

	Arizona Fund	Missouri Fund
Aggregate Cost	$4,941,996	$6,590,143
Gross unrealized appreciation	172,363	315,399
Gross unrealized depreciation	(15,979)	(20,481)
Net unrealized appreciation	$156,384	$294,918
	Virginia Fund	National Fund
Aggregate Cost	$25,900,276	$19,976,961
Gross unrealized appreciation	692,364	709,461
Gross unrealized depreciation	(23,355)	(112,019)
Net unrealized appreciation	$659,009	$597,442

6. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the six-months ended March 31, 2006, were as follows:

	Purchases	Sales
Arizona Fund	$842,337	$1,334,422
Missouri Fund	1,199,819	1,572,003
Virginia Fund	3,704,566	3,494,949
National Fund	5,556,491	5,764,285

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

	(unaudited) Six-Months Ended March 31,	Year Ended Sept. 30,
Arizona Fund	2006	2005
In Dollars
Shares sold	$68,928	$214,452
Shares issued in reinvestment of dividends	80,632	146,068
Total shares issued	149,560	360,520
Shares redeemed	(464,240)	(742,789)
Net decrease	$(314,680)	$(382,269)

In Shares
Shares sold	6,560	20,030
Shares issued in reinvestment of dividends	7,719	13,638
Total shares issued	14,279	33,668
Shares redeemed	(44,383)	(69,094)
Net decrease	(30,104)	(35,426)
	(unaudited) Six-Months Ended March 31,	Year Ended Sept. 30,
Missouri Fund	2006	2005
In Dollars
Shares sold	$92,918	$595,411
Shares issued in reinvestment of dividends	101,318	228,244
Total shares issued	194,236	823,655
Shares redeemed	(571,519)	(1,299,110)
Net decrease	$(377,283)	$(475,455)

In Shares
Shares sold	8,618	54,255
Shares issued in reinvestment of dividends	9,438	20,806
Total shares issued	18,056	75,061
Shares redeemed	(53,256)	(118,593)
Net decrease	(35,200)	(43,532)

24 Semi-annual Report   March 31, 2006

Notes to Financial Statements (continued)

	(unaudited) Six-Months Ended March 31,	Year Ended Sept. 30,
Virginia Fund	2006	2005
In Dollars
Shares sold	$2,202,870	$1,373,983
Shares issued in reinvestment of dividends	451,150	995,479
Total shares issued	2,654,020	2,369,462
Shares redeemed	2,801,699	(2,329,870)
Net increase (decrease)	$(147,679)	$39,592

In Shares
Shares sold	189,126	116,204
Shares issued in reinvestment of dividends	38,923	84,338
Total shares issued	228,049	200,542
Shares redeemed	241,202	(197,078)
Net increase (decrease)	(13,153)	3,464
	(unaudited) Six-Months Ended March 31,	Year Ended Sept. 30,
National Fund	2006	2005
In Dollars
Shares sold	$676,276	$1,637,027
Shares issued in reinvestment of dividends	434,358	673,013
Total shares issued	1,110,634	2,310,040
Shares redeemed	(1,301,274)	(2,793,567)
Net decrease	$(190,640)	$(483,527)

In Shares
Shares sold	61,553	145,494
Shares issued in reinvestment of dividends	39,594	59,904
Total shares issued	101,147	205,398
Shares redeemed	(118,092)	(247,832)
Net decrease	(16,945)	(42,434)

8. Subsequent event. On March 13, 2006, the Board of Trustees of Mosaic Tax-Free Trust solicited the proxies of the shareholders of the Tax-Free Arizona Fund and Tax-Free Missouri Fund to approve the merger of their respective Fund into the Tax-Free National Fund in a tax-free exchange under Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended. The shareholder meeting scheduled on April 27, 2006, to vote on the merger was adjourned until June 5, 2006 because inadequate votes had been cast to decide the outcome.

Forward-Looking Statement Disclosure. One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate," "may," "will," "expect," "believe," "plan" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Trust only invests in non-voting securities. Nevertheless, the Trust adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Trust's portfolios. These policies are available to you upon request and free of charge by writing to Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. The Trust's proxy voting policies may also be obtained

Mosaic Tax-Free Trust 25

Notes to Financial Statements (concluded)

by visiting the Securities and Exchange Commission web site at www.sec.gov. The Trust will respond to shareholder requests for copies of our policies within two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website. The Trust's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Form N-Q and other information about the Trust are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102. Finally, you may call Mosaic at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

26 Semi-annual Report   March 31, 2006

The Mosaic Family of Mutual Funds

Mosaic Equity Trust
Mosaic Investors Fund
Mosaic Balanced Fund
Mosaic Mid-Cap Fund
Mosaic Foresight Fund
Madison Institutional Equity Option Fund

Mosaic Income Trust
Mosaic Government Fund
Mosaic Intermediate Income Fund
Mosaic Institutional Bond Fund

Mosaic Tax-Free Trust
Mosaic Arizona Tax-Free Fund
Mosaic Missouri Tax-Free Fund
Mosaic Virginia Tax-Free Fund
Mosaic Tax-Free National Fund

Mosaic Government Money Market

For more complete information on any Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSER AGENT
Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

TELEPHONE NUMBERS
Shareholder Service
Toll-free nationwide: 888-670-3600

Mosaic Tiles (24 hour automated information)
Toll-free nationwide: 800-336-3600

550 Science Drive
Madison, Wisconsin 53711

Mosaic Funds
www.mosaicfunds.com

SEC File Number 811-3486

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included in report to shareholders above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

No changes.

Item 10. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mosaic Tax-Free Trust

By: (signature)

W. Richard Mason, Secretary

Date: April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: April 26, 2006

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: April 26, 2006